UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 61.2%
DIVERSIFIED 1.7%
American Assets Trust(a),(b)	181,011	$7,573,500
Washington REIT	318,761	9,970,844
		17,544,344
HEALTH CARE 5.1%
HCP(a),(b)	681,392	21,313,942
Healthcare Trust of America, Class A(a),(b)	549,593	17,290,196
Physicians Realty Trust(a),(b)	740,460	14,712,940
		53,317,078
HOTEL 3.5%
Host Hotels & Resorts(a),(b)	952,766	17,778,613
Pebblebrook Hotel Trust(a),(b)	219,895	6,423,133
Sunstone Hotel Investors(a),(b)	856,730	13,133,671
		37,335,417
INDUSTRIALS 3.3%
Prologis(a),(b)	674,489	34,992,489

NET LEASE 3.6%
Four Corners Property Trust	214,456	4,896,030
Gaming and Leisure Properties	264,452	8,837,986
Gramercy Property Trust(a),(b)	426,267	11,210,822
Spirit Realty Capital(a),(b)	1,299,599	13,164,938
		38,109,776
OFFICE 11.2%
Alexandria Real Estate Equities(a)	140,068	15,480,315
Boston Properties	22,081	2,923,745
Douglas Emmett(a),(b)	308,082	11,830,349
Highwoods Properties	269,384	13,234,836
Hudson Pacific Properties	238,800	8,272,032
Kilroy Realty Corp.(a),(b)	207,507	14,957,105
SL Green Realty Corp.(a),(b)	226,425	24,141,434
Vornado Realty Trust(a),(b)	263,065	26,388,050
		117,227,866
RESIDENTIAL 13.7%
APARTMENT 8.9%
Apartment Investment & Management Co.(a),(b)	231,507	10,267,336
Equity Residential(a),(b)	263,580	16,399,948

	Number of Shares	Value
Essex Property Trust(a),(b)	97,612	$22,600,106
Mid-America Apartment Communities(a),(b)	196,053	19,946,432
UDR(a),(b)	673,132	24,407,766
		93,621,588
MANUFACTURED HOME 1.6%
Sun Communities(a),(b)	213,633	17,161,139

SINGLE FAMILY 1.5%
Colony Starwood Homes(a),(b)	452,044	15,346,894

STUDENT HOUSING 1.7%
American Campus Communities(a)	383,422	18,247,053
TOTAL RESIDENTIAL		144,376,674

SELF STORAGE 4.3%
CubeSmart(a)	540,924	14,042,387
Extra Space Storage(a),(b)	368,050	27,379,240
Life Storage(a),(b)	43,843	3,600,387
		45,022,014
SHOPPING CENTERS 7.6%
COMMUNITY CENTER 2.2%
Brixmor Property Group(a)	584,432	12,541,911
Regency Centers Corp.(a),(b)	156,608	10,397,205
		22,939,116
REGIONAL MALL 5.4%
GGP(a),(b)	386,838	8,966,905
Simon Property Group(a),(b)	276,133	47,503,160
		56,470,065
TOTAL SHOPPING CENTERS		79,409,181

SPECIALTY 7.2%
CyrusOne(a),(b)	163,314	8,405,772
DuPont Fabros Technology(a)	251,756	12,484,580
Equinix(a),(b)	83,977	33,621,871
Lamar Advertising Co., Class A	108,307	8,094,865
QTS Realty Trust, Class A(a),(b)	274,096	13,362,180
		75,969,268
TOTAL COMMON STOCK (Identified cost—$464,554,675)		643,304,107

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 22.6%
BANKS 5.9%
Bank of America Corp., 6.20%, Series CC(a),(c)	134,575	$3,478,764
Bank of America Corp., 6.00%, Series EE(c)	153,877	3,968,488
Bank of America Corp., 6.50%, Series Y(a),(c)	162,815	4,286,919
Citigroup, 6.30%, Series S(a),(c)	139,006	3,671,148
Farm Credit Bank of Texas, 6.75%(a),(c)	63,000	6,792,187
Fifth Third Bancorp, 6.625%, Series I(a),(c)	71,998	2,045,463
GMAC Capital Trust I, 6.824%, due 2/15/40, Series 2 (TruPS)(FRN)(a),(b),(d)	324,847	8,260,859
Huntington Bancshares, 6.25%, Series D(a),(c)	158,430	4,106,506
JPMorgan Chase & Co., 6.10%, Series AA(a),(c)	43,750	1,158,938
JPMorgan Chase & Co., 6.15%, Series BB(a),(c)	78,600	2,093,118
JPMorgan Chase & Co., 6.125%, Series Y(c)	90,000	2,386,800
New York Community Bancorp, 6.375%, Series A(c)	160,000	4,336,000
People’s United Financial, 5.625%, Series A(a),(c)	104,699	2,702,281
Regions Financial Corp., 6.375%, Series B(c)	113,497	3,122,302
Wells Fargo & Co., 5.85%(a),(b),(c)	192,386	5,117,468
Wells Fargo & Co., 6.625%(c)	46,774	1,365,333
Wells Fargo & Co., 5.70%, Series W(a),(c)	117,835	2,965,907
		61,858,481
BANKS—FOREIGN 1.5%
Barclays Bank PLC, 8.125%, Series 5 (United Kingdom)(a),(c)	276,655	7,154,298
Deutsche Bank Contingent Capital Trust III, 7.60% Germany(c)	115,159	2,996,437
National Westminster Bank PLC, 7.763%, Series C (United Kingdom)(a),(c)	219,392	5,712,968
		15,863,103
ELECTRIC 1.4%
INTEGRATED ELECTRIC 0.7%
DTE Energy Co., 5.375%, due 6/1/76, Series B	116,388	2,793,312
Integrys Holdings, 6.00%, due 8/1/73	162,977	4,255,737
		7,049,049
REGULATED ELECTRIC 0.7%
Southern Co./The, 6.25%, due 10/15/75	272,274	7,188,033
TOTAL ELECTRIC		14,237,082

FINANCIAL 2.8%
DIVERSIFIED FINANCIAL SERVICES 0.7%
KKR & Co. LP, 6.75%, Series A(c)	140,000	3,672,200

	Number of Shares	Value
State Street Corp., 5.35%, Series G(c)	126,525	$3,331,403
		7,003,603
INVESTMENT ADVISORY SERVICES 0.3%
Ares Management LP, 7.00%, Series A(c)	136,000	3,571,360

INVESTMENT BANKER/BROKER 1.8%
Charles Schwab Corp./The, 5.95%, Series D(c)	122,400	3,224,016
Morgan Stanley, 6.875%(a),(c)	255,828	7,214,350
Morgan Stanley, 6.375%, Series I(a),(c)	164,338	4,545,589
Morgan Stanley, 5.85%, Series K(c)	155,925	4,030,661
		19,014,616
TOTAL FINANCIAL		29,589,579

INDUSTRIALS—CHEMICALS 1.1%
CHS, 6.75%(a),(c)	130,453	3,651,380
CHS, 7.50%, Series 4(c)	74,495	2,139,496
CHS, 7.10%, Series II(a),(c)	193,453	5,526,952
		11,317,828
INSURANCE 3.2%
LIFE/HEALTH INSURANCE—FOREIGN 0.1%
Aegon NV, 6.50% (Netherlands)(c)	41,743	1,074,882

MULTI-LINE 1.2%
American Financial Group, 6.00%, due 11/15/55	99,000	2,618,550
American Financial Group, 6.25%, due 9/30/54	139,041	3,648,436
Hanover Insurance Group/The, 6.35%, due 3/30/53	78,400	1,995,280
WR Berkley Corp., 5.75%, due 6/1/56	139,375	3,470,437
WR Berkley Corp., 5.90%, due 3/1/56	58,771	1,495,722
		13,228,425
MULTI-LINE—FOREIGN 0.2%
PartnerRe Ltd., 6.50%, Series G (Bermuda)(c)	74,903	1,985,679

PROPERTY CASUALTY—FOREIGN 0.4%
Axis Capital Holdings Ltd., 5.50%, Series E (Bermuda)(c)	160,000	3,774,400

REINSURANCE 0.4%
Reinsurance Group of America, 5.75%, due 6/15/56(a)	138,000	3,786,720

REINSURANCE—FOREIGN 0.9%
Arch Capital Group Ltd., 5.25%, Series E (Bermuda)(c)	155,700	3,525,048
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)(c)	106,758	2,879,263

	Number of Shares	Value
Endurance Speciality Holdings Ltd., 6.35%, Series C (Bermuda)(a),(c)	130,702	$3,423,086
		9,827,397
TOTAL INSURANCE		33,677,503

INTEGRATED TELECOMMUNICATIONS SERVICES 0.2%
Qwest Corp., 6.50%, due 9/1/56(a)	44,551	1,105,756
Qwest Corp., 7.00%, due 4/1/52	55,429	1,396,811
		2,502,567
REAL ESTATE 5.3%
DIVERSIFIED 1.6%
Colony NorthStar, 8.50%, Series D(c)	90,426	2,341,129
Coresite Realty Corp., 7.25%, Series A(c)	79,200	2,038,608
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a),(c)	76,536	3,845,934
VEREIT, 6.70%, Series F(a),(c)	284,902	7,321,982
Wells Fargo Real Estate Investment Corp., 6.375%, Series A(c)	62,933	1,651,991
		17,199,644
HOTEL 0.5%
Hersha Hospitality Trust, 6.875%, Series C(a),(c)	134,345	3,456,025
Sunstone Hotel Investors, 6.95%, Series E(c)	65,000	1,654,250
		5,110,275
INDUSTRIALS 0.8%
Monmouth Real Estate Investment Corp., 7.875%, Series B(c)	87,500	2,220,750
Monmouth Real Estate Investment Corp., 6.125%, Series C(c)	140,000	3,484,600
STAG Industrial, 6.875%, Series C(c)	96,000	2,497,920
		8,203,270
NET LEASE 0.4%
Gramercy Property Trust, 7.125%, Series A(c)	151,270	3,982,939
OFFICE 0.2%
Corporate Office Properties Trust, 7.375%, Series L(a),(c)	100,000	2,524,000

RESIDENTIAL 0.4%
MANUFACTURED HOME 0.2%
Equity Lifestyle Properties, 6.75%, Series C(c)	60,843	1,556,972

SINGLE FAMILY 0.2%
American Homes 4 Rent, 5.00%, Series A(c)	79,685	2,264,648
TOTAL RESIDENTIAL		3,821,620

	Number of Shares	Value
SHOPPING CENTERS—COMMUNITY CENTER 1.0%
Cedar Realty Trust, 7.25%, Series B(a),(c)	219,000	$5,433,390
DDR Corp., 6.50%, Series J(a),(c)	120,000	3,018,000
Saul Centers, 6.875%, Series C(a),(c)	84,140	2,127,059
		10,578,449
SPECIALTY 0.4%
Digital Realty Trust, 6.35%, Series I(c)	140,000	3,735,200
TOTAL REAL ESTATE		55,155,397

TECHNOLOGY—SOFTWARE 0.3%
eBay, 6.00%, due 2/1/56	133,000	3,516,520

UTILITIES 0.9%
Dominion Resources, 5.25%, due 7/30/76, Series A	2,657	63,157
Entergy New Orleans, 5.50%, due 4/1/66	31,348	775,550
NextEra Energy Capital Holdings, 5.25%, due 6/1/76, Series K	116,605	2,802,018
SCE Trust IV, 5.375%, Series J(c)	125,870	3,392,196
SCE Trust V, 5.45%, Series K(a),(b),(c)	93,469	2,531,141
		9,564,062
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$223,213,325)		237,282,722

	Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES 44.3%
BANKS 9.3%
Bank of America Corp., 6.30%, Series DD(a),(c)	$3,900,000		4,251,000
Bank of America Corp., 6.50%, Series Z(a),(c)	6,113,000		6,678,452
Citigroup, 6.125%, Series R(c)	4,806,000		5,076,337
Citigroup, 6.25%, Series T(c)	4,425,000		4,779,000
Citigroup Capital III, 7.625%, due 12/1/36(a)	4,700,000		5,571,272
CoBank ACB, 6.25%, Series F(a),(c)	33,000	†	3,473,250
CoBank ACB, 6.125%, Series G(a),(c)	46,500	†	4,599,143
CoBank ACB, 6.25%, Series I(c)	4,334,000		4,731,124
Farm Credit Bank of Texas, 10.00%, Series I(a),(c)	6,000	†	7,365,000
Goldman Sachs Group/The, 5.70%, Series L(c)	2,520,000		2,608,578
Huntington Bancshares, 8.50%, Series A (Convertible)(a),(c)	2,205	†	3,015,338
JPMorgan Chase & Co., 7.90%, Series I(a),(c)	11,000,000		11,412,500
JPMorgan Chase & Co., 6.75%, Series S(a),(c)	6,650,000		7,339,937

	Principal Amount	Value
JPMorgan Chase & Co., 5.30%, Series Z(c)	$2,500,000	$2,596,875
PNC Financial Services Group, 6.75%(c)	3,775,000	4,225,641
Wells Fargo & Co., 7.98%, Series K(a),(c)	9,975,000	10,436,344
Wells Fargo & Co., 5.875%, Series U(c)	5,270,000	5,687,342
Wells Fargo Capital X, 5.95%, due 12/1/36	3,700,000	3,982,125
		97,829,258
BANKS—FOREIGN 14.9%
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75%, 144A (Australia)(c),(e)	3,200,000	3,523,747
Banco Bilbao Vizcaya Argentaria SA, 8.875% (EUR) (Spain)(c)	6,200,000	7,254,310
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)(c)	2,600,000	2,732,145
Barclays PLC, 7.875% (United Kingdom)(c)	3,400,000	3,546,938
Barclays PLC, 8.25% (United Kingdom)(a),(c)	5,320,000	5,604,460
BNP Paribas, 7.195%, 144A (France)(a),(c),(e)	3,300,000	3,650,625
BNP Paribas SA, 7.625%, 144A (France)(a),(b),(c),(e)	8,000,000	8,520,000
Credit Agricole SA, 8.125%, 144A (France)(a),(c),(e)	7,300,000	7,801,875
Credit Suisse Group AG, 7.125% (Switzerland)(c)	3,800,000	3,944,590
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(a),(c),(e)	2,605,000	2,829,176
Danske Bank A/S, 6.125% (Denmark)(c)	4,300,000	4,316,082
DNB Bank ASA, 6.50% (Norway)(c)	4,700,000	4,917,427
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a),(e)	4,835,906	5,730,549
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(a),(c),(e)	6,192,000	9,476,856
HSBC Holdings PLC, 6.375% (United Kingdom)(c)	3,800,000	3,876,000
HSBC Holdings PLC, 6.875% (United Kingdom)(c)	5,200,000	5,551,000
ING Groep N.V., 6.875% (Netherlands)(c)	3,400,000	3,525,120
Lloyds Banking Group PLC, 7.50% (United Kingdom)(a),(b),(c)	6,166,000	6,536,577
Macquarie Bank Ltd./London, 6.125%, 144A (Australia)(c),(e)	1,400,000	1,410,500
Nationwide Building Society, 10.25% (United Kingdom) (GBP) (United Kingdom)(c)	4,790,000	8,298,006
Rabobank Nederland, 11.00%, 144A (Netherlands)(a),(c),(e)	11,375,000	13,322,969
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)(a),(c)	2,241,000	2,655,585
Royal Bank of Scotland Group PLC, 8.625% (United Kingdom)(c)	7,200,000	7,524,000
Santander UK Group Holdings PLC, 6.75% (GBP) (United Kingdom)(c)	1,800,000	2,265,617
Societe Generale SA, 7.375%, 144A (France)(c),(e)	4,200,000	4,276,020
Standard Chartered PLC, 7.50%, 144A (United Kingdom)(c),(e)	3,600,000	3,727,800
Standard Chartered PLC, 7.75%, 144A (United Kingdom)(c),(e)	3,100,000	3,200,750

	Principal Amount		Value
Swedbank AB, 6.00% (Sweden)(c)	$4,200,000		$4,311,027
UBS Group AG, 6.875% (Switzerland)(c)	2,000,000		2,082,500
UBS Group AG, 7.00% (Switzerland)(c)	1,600,000		1,724,968
UBS Group AG, 7.125% (Switzerland)(c)	3,000,000		3,137,628
UBS Group AG, 7.125% (Switzerland)(c)	5,000,000		5,264,895
			156,539,742
FOOD 1.9%
Dairy Farmers of America, 7.875%, 144A(c),(e),(f)	52,100	†	5,538,881
Dairy Farmers of America, 7.875%, 144A ($100 Par Value)(c),(e)	82,000	†	9,194,250
Land O’ Lakes, 7.25%, 144A(c),(e)	5,000,000		5,037,500
TOTAL FOOD			19,770,631

INDUSTRIALS—DIVERSIFIED MANUFACTURING 1.7%
General Electric Co., 5.00%, Series D(a),(b),(c)	16,486,000		17,413,338

INSURANCE 10.7%
LIFE/HEALTH INSURANCE 3.8%
MetLife, 10.75%, due 8/1/69(a)	3,442,000		5,326,495
MetLife, 9.25%, due 4/8/38, 144A(a),(e)	9,265,000		12,820,444
MetLife, 5.25%, Series C(c)	4,266,000		4,411,398
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(e)	2,000,000		2,470,000
Prudential Financial, 5.20%, due 3/15/44	1,750,000		1,799,000
Prudential Financial, 5.625%, due 6/15/43(a)	9,464,000		10,152,506
Voya Financial, 5.65%, due 5/15/53	3,300,000		3,366,000
			40,345,843
LIFE/HEALTH INSURANCE—FOREIGN 4.3%
Dai-ichi Life Insurance Co. Ltd., 4.00%, 144A (Japan)(c),(e)	6,100,000		5,955,125
Dai-ichi Life Insurance Co. Ltd., 5.10%, 144A (Japan)(a),(c),(e)	3,400,000		3,603,524
Demeter BV (Swiss Re Ltd.), 5.625%, due 8/15/52 (Netherlands)	4,200,000		4,331,107
Demeter BV (Swiss Re Ltd.), 5.75%, due 8/15/50 (Netherlands)	2,400,000		2,503,606
La Mondiale Vie, 7.625% (France)(c)	4,500,000		4,871,736
Legal & General Group PLC, 5.25%, due 3/21/47, Series EMTN (United Kingdom)	2,400,000		2,408,906
Meiji Yasuda Life Insurance Co., 5.20%, due 10/20/45, 144A (Japan)(a),(b),(e)	7,350,000		7,813,050
Nippon Life Insurance Co., 4.70%, due 1/20/46, 144A (Japan)(e)	10,000,000		10,387,500

	Principal Amount		Value
Sumitomo Life Insurance Co., 6.50%, due 9/20/73, 144A (Japan)(a),(e)	$3,300,000		$3,766,125
			45,640,679
MULTI-LINE—FOREIGN 0.3%
AXA SA, 6.463%, 144A (France)(a),(c),(e)	3,250,000		3,276,390

PROPERTY CASUALTY 0.8%
Liberty Mutual Group, 7.80%, due 3/7/87, 144A(a),(e)	7,077,000		8,156,243

PROPERTY CASUALTY—FOREIGN 0.9%
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)	6,003,000		6,558,277
QBE Insurance Group Ltd., 5.875%, due 6/17/46, Series EMTN (Australia)	2,800,000		2,935,750
			9,494,027
REINSURANCE—FOREIGN 0.6%
Aquarius + Investments PLC, 8.25% (Ireland)(c)	5,400,000		5,802,003
TOTAL INSURANCE			112,715,185

INTEGRATED TELECOMMUNICATIONS SERVICES 0.4%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(a),(e)	3,254	†	3,790,910
Frontier Communications Corp., 8.875%, due 9/15/20	364,000		385,385
			4,176,295
MATERIAL—METALS & MINING 1.0%
BHP Billiton Finance USA Ltd., 6.75%, due 10/19/75, 144A (Australia)(a),(b),(e)	9,600,000		10,881,600

MEDIA 0.2%
Viacom, 6.25%, due 2/28/57	2,500,000		2,524,875

PIPELINES 1.4%
Transcanada Trust, 5.30%, due 3/15/77 (Canada)	4,000,000		3,960,000
Transcanada Trust, 5.625%, due 5/20/75 (Canada)	2,700,000		2,787,750
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	7,002,000		7,448,378
			14,196,128
REAL ESTATE—DIVERSIFIED 0.4%
QCP SNF West/Central/East/AL REIT LLC, 8.125%, due 11/1/23, 144A(e)	3,700,000		3,857,250

	Principal Amount	Value
UTILITIES 2.4%
ELECTRIC UTILITIES 0.1%
NextEra Energy Capital Holdings, 7.30%, due 9/1/67, Series D(a),(b)	$1,038,000	$1,048,380

ELECTRIC UTILITIES—FOREIGN 2.3%
Emera, 6.75%, due 6/15/76, Series 16-A (Canada)(a),(b)	13,450,000	14,744,562
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(a),(e)	8,510,000	9,807,775
		24,552,337
TOTAL UTILITIES		25,600,717
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$428,443,585)		465,505,019

		Number of Shares
SHORT-TERM INVESTMENTS 3.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53%(g)		33,500,000	33,500,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$33,500,000)			33,500,000
TOTAL INVESTMENTS (Identified cost—$1,149,711,585)	131.3%		1,379,591,848
LIABILITIES IN EXCESS OF OTHER ASSETS	(31.3)		(328,552,324)
NET ASSETS (Equivalent to $22.10 per share based on 47,566,736 shares of common stock outstanding)	100.0%		$1,051,039,524

Note: Percentages indicated are based on the net assets of the Fund.

(a)    All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $698,638,000  in aggregate has been pledged as collateral.

(b)    A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $315,676,583 in aggregate has been rehypothecated.

(c)     Perpetual security.  Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.

(d)    Variable rate.  Rate shown is in effect at March 31, 2017.

(e)     Resale is restricted to qualified institutional investors. Aggregate holdings amounting to $173,827,434 or 16.5% of the net assets of the Fund, of which 0.5% are illiquid.

(f)      Illiquid security. Aggregate holdings equal 0.5% of the net assets of the Fund.

(g)     Rate quoted represents the annualized seven-day yield of the fund.

†            Represents shares.

Forward foreign currency exchange contracts outstanding at March 31, 2017 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	8,327,599	USD	8,859,841	4/4/17	$(24,040)
Brown Brothers Harriman	GBP	6,529,105	USD	8,128,703	4/4/17	(51,616)
Brown Brothers Harriman	USD	8,903,036	EUR	8,327,599	4/4/17	(19,155)
Brown Brothers Harriman	USD	8,162,687	GBP	6,529,105	4/4/17	17,632
Brown Brothers Harriman	EUR	6,796,750	USD	7,275,282	5/3/17	15,054
Brown Brothers Harriman	GBP	6,610,200	USD	8,269,062	5/3/17	(18,481)
						$(80,606)

The total amount of all forward foreign currency exchange contracts as presented in the table above, is representative of the volume of activity for this derivative type during the three months ended March 31, 2017.

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee)

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2017.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at value:

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

		Quoted Prices in Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$643,304,107	$643,304,107	$—	$—
Preferred Securities — $25 Par Value:
Banks	61,858,481	55,066,294	6,792,187	—
Electric-Integrated Electric	7,049,049	2,793,312	4,255,737	—
Other Industries	168,375,192	168,375,192	—	—
Preferred Securities — Capital Securities:
Banks	97,829,258	3,015,338	94,813,920	—
Food	19,770,631	—	14,231,750	5,538,881
Other Industries	347,905,130	—	347,905,130	—
Short-Term Investments	33,500,000	—	33,500,000	—
Total Investments(a)	$1,379,591,848	$872,554,243	$501,498,724	$5,538,881	(b)
Forward foreign currency exchange contracts	$32,686	$—	$32,686	$—
Total Unrealized Appreciation in Other Financial Instruments(a)	$32,686	$—	$32,686	$—
Forward foreign currency exchange contracts	$(113,292)	$—	$(113,292)	$—
Total Unrealized Depreciation in Other Financial Instruments(a)	$(113,292)	$—	$(113,292)	$—

(a)    Portfolio holdings are disclosed individually on the Schedule of Investments.

(b)    Level 3 investments are valued by a third-party pricing service.  The inputs for these securities are not readily available or cannot be reasonably estimated.  A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Preferred Securities — Capital Securities — Food
Balance as of December 31, 2016	$4,194,211
Purchases	1,282,500
Change in unrealized appreciation (depreciation	62,170
Balance as of March 31, 2017	$5,538,881

The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2017 which were valued using significant unobservable inputs (Level 3) amounted to $62,170.

Note 2.   Derivative Instruments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Note 3.   Income Tax Information

As of March 31, 2017, the federal tax cost and net unrealized appreciation (depreciation) in value of securities held were as follows:

Cost for federal income tax purposes	$1,149,711,585
Gross unrealized appreciation	$233,763,387
Gross unrealized depreciation	(3,883,124)
Net unrealized appreciation (depreciation)	$229,880,263

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: May 26, 2017